Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

	June 30,	December 31,
(in thousands)	2022	2021
Cash held in banks	$2,133	$1,199
Bank deposits in U.S.$ (annual average interest rates 3.02% and 0.1%)	18,018	10,003
Total cash and cash equivalents	20,151	11,202
Cash held with respect to CVR Agreement	113	113
Restricted cash – noncurrent – Other assets	286	321
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$20,550	$11,636